INCOME TAXES - Schedule of Components of the (Expense) Benefit for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Federal		$ (42)	$ 1
Foreign	$ 928	1,284	1,044
Total current income tax expense (benefit)	928	1,242	1,045
Deferred
Foreign	1,135	2,052	(2,827)
Total deferred tax expense (benefit)	1,135	2,052	(2,827)
Total income tax expense (benefit)	$ 2,063	$ 3,294	$ (1,782)